Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: October 9, 2024

Payment Date	10/15/2024
Collection Period Start	9/1/2024
Collection Period End	9/30/2024
Interest Period Start	9/16/2024
Interest Period End	10/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$89,318,190.03	$27,314,539.05	$62,003,650.98	0.122030	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$703,698,190.03	$27,314,539.05	$676,383,650.98

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$773,297,567.58	$742,965,920.79	0.496722
YSOC Amount	$66,208,176.17	$63,191,068.43
Adjusted Pool Balance	$707,089,391.41	$679,774,852.36
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$89,318,190.03	5.20000%	30/360	$387,045.49
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$703,698,190.03			$2,895,764.82

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$773,297,567.58	$742,965,920.79
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$707,089,391.41	$679,774,852.36
Number of Receivables Outstanding	44,752	44,040
Weighted Average Contract Rate	3.92%	3.92%
Weighted Average Remaining Term (months)	41.0	40.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,508,915.00
Principal Collections	$30,130,687.85
Liquidation Proceeds	$179,233.46
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,818,836.31
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,818,836.31

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$644,414.64	$644,414.64	$—	$—	$32,174,421.67
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,174,421.67
Interest - Class A-2 Notes	$387,045.49	$387,045.49	$—	$—	$31,787,376.18
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$29,859,667.85
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$29,468,157.85
First Allocation of Principal	$—	$—	$—	$—	$29,468,157.85
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$29,410,866.85
Second Allocation of Principal	$—	$—	$—	$—	$29,410,866.85
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$29,350,298.85
Third Allocation of Principal	$10,363,337.67	$10,363,337.67	$—	$—	$18,986,961.18
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,915,319.18
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,355,319.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,355,319.18
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,964,117.80
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,964,117.80
Remaining Funds to Certificates	$1,964,117.80	$1,964,117.80	$—	$—	$—
Total	$32,818,836.31	$32,818,836.31	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$66,208,176.17
Increase/(Decrease)	$(3,017,107.74)
Ending YSOC Amount	$63,191,068.43

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$707,089,391.41	$679,774,852.36
Note Balance	$703,698,190.03	$676,383,650.98
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	18	$200,958.94
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	132	$179,233.46
Monthly Net Losses (Liquidation Proceeds)			$21,725.48
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.22%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$3,516,413.30
Cumulative Net Loss Ratio			0.24%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.34%	122	$2,532,466.07
60-89 Days Delinquent	0.13%	38	$948,275.77
90-119 Days Delinquent	0.03%	13	$252,309.41
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.50%	173	$3,733,051.25

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$86,118.24
Total Repossessed Inventory		9	$253,422.00

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$1,200,585.18
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.15%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.61	0.08%	28	0.06%